May 3, 2006

VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, NE.
Washington, DC  20549

Attention:        Office of Filings, Information & Consumer Services

RE:               GAMCO Gold Fund, Inc. (the "Fund")
                  FILE NOS. 33-79180/811-08518
                  ----------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 16 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 28, 2006 (Accession # 0000935069-06-001195).

         If you have any questions, concerning this filing, you may contact the undersigned at (617) 338-6029.


                                                   Very truly yours,


                                                   /s/ Molly Kerns
                                                   Molly Kerns
                                                   Regulatory Administration

cc:      B. Alpert
         J. McKee
         D. Schloendorn, Esq. J. DelPrete